Product Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Net sales:
Net sales	¥ 186,060	¥ 169,670	¥ 174,519	¥ 179,021	¥ 709,270		¥ 682,320		¥ 675,988
Small precision motors
Net sales:
Net sales					319,724		331,437		348,386
Small precision motors | Hard disk drives spindle motors
Net sales:
Net sales					165,427		176,932		196,265
Small precision motors | Other small precision brushless DC motors
Net sales:
Net sales					154,297	[1],[2]	154,505	[1],[2]	152,121	[1],[2]
Automotive, appliance, commercial and industrial products
Net sales:
Net sales					248,464	[3]	208,529	[3]	163,411	[3]
Machinery
Net sales:
Net sales					63,526		64,904		77,329
Electronic and optical components
Net sales:
Net sales					69,188	[1]	69,377	[1]	78,368	[1]
Others
Net sales:
Net sales					¥ 8,368	[3]	¥ 8,073	[3]	¥ 8,494	[3]

[1]	Starting in the year ended March 31, 2013, the motor application products that were previously included in the "electronic and optical components" product category have been reclassified to the "small precision motors" product category. To enable comparisons between periods, previously reported amounts have been reclassified.
[2]	Starting in the year ended March 31, 2013, the "small precision motors" product category is divided into "hard disk drives spindle motors" and "other small precision motors." To enable comparisons between periods, previously reported amounts have been reclassified.
[3]	Starting in the year ended March 31, 2013, the "general motors" product category is renamed as "automotive, appliance, commercial and industrial products" and the automotive components that were previously included in the "other" product category have been reclassified to the "automotive, appliance, commercial and industrial products" product category. To enable comparisons between periods, previously reported amounts have been reclassified.